Note Loans (Changes in the carrying amount and the accretable yield for the acquired loans) (Detail) - ASC Subtopic 310-30 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Accretable yield
Beginning Balance	$ 1,214,488		$ 1,288,983
Additions	6,535		11,218
Accretion	(166,272)		(175,121)
Change In Expected Cash Flows	37,753		89,408
Ending Balance	1,092,504	[1]	1,214,488
Carrying amount of loans
Beginning Balance	2,108,993		2,301,024
Additions	16,645		18,824
Accretion	166,272		175,121
Collections / loan sales / charge-offs	(408,354)		(385,976)
Ending Balance	1,883,556	[2]	2,108,993
Less: Allowance for loan losses	(122,135)		(119,505)
Carrying amount, net of allowance	$ 1,761,421		$ 1,989,488

[1]	At December 31, 2018, includes $0.8 billion for loans considered non-credit impaired at the acquisition date (December 31, 2017 - $0.9 billion).
[2]	At December 31, 2018, includes $1.4 billion of loans considered non-credit impaired at the acquisition date (December 31, 2017 - $1.6 billion).